Segment information (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 19,250	R$ 17,321	R$ 16,298
Paode Acucar [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	8,682	7,629	7,079
Extra Compre Bem [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	5,832	5,339	4,580
Proximity [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,969	2,476	2,082
Gas Stations Drugstores Delivery [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,698	1,806	2,487
Others Businesses [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 69	R$ 71	R$ 70